Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2020
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

		Registered	Nature of
Name	% Held	Office	Business

Buzz (Ryanair Sun S.A.)	100	21 Cybernetyki Street, 02-677 Warsaw, Poland	Airline operator
Laudamotion GmbH (Lauda)	100	Concorde Business Park 2/F/10, Schwechat, 2320 Austria	Airline operator
Malta Air Limited	100	Centris Business Gateway, Level 1/H, Triq Is-Salib Tal-Imriehel, Zone 3, Birkirkara CBD 3020, Malta	Airline operator
Ryanair (DAC)	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator

Summary of remuneration paid to senior key management

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Basic salary and bonus	6.8	8.0	6.7
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.6	0.7	0.7
Share-based compensation expense	3.7	4.5	3.1
	11.3	13.4	10.7